Cash flow information - Non cash investing and financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow information
Acquisition of right-of-use properties by leasing (Note 12)	¥ 118,030	¥ 38,646	¥ 46,479
Recognition of redemption liability to acquire non-controlling interests (Note 35)			44,105
Total	¥ 118,030	¥ 38,646	¥ 90,584